Loss per share - Summary of basic and diluted net loss per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss per share
Net loss attributable to ordinary shares	€ (73,154)	€ (57,317)
Weighted-average shares outstanding-basic and diluted	117,314	117,320
Net loss per share - Basic (in Euro per share)	€ (0.62)	€ (0.49)
Net loss per share - Diluted (in Euro per share)	€ (0.62)	€ (0.49)